Deposits by Customers (Tables)	12 Months Ended
Dec. 31, 2021
Deposits from customers [abstract]
Schedule of Deposits by Customers

		Group
	2021	2020
	£m	£m
Demand and time deposits(1)	191,764	191,774
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,150	1,314
	192,914	193,088
(1)Includes equity index-linked deposits of £549m (2020: £577m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £549m and £2m (2020: £577m and £2m) respectively.